INCOME TAXES (Schedule Of Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Current		30,828,412	17,461,835	16,173,522
Deferred	4,732,956	28,651,891	(33,478,109)	(5,427,774)
Income tax expense/(benefit)	$ 9,825,446	59,480,303	(16,016,274)	10,745,748